Note 17 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

Note 17 – Subsequent Events

ELOC Purchase Agreement and Redemption of Series C Preferred Stock

Subsequent to September 30, 2024 and through November 21, 2024, we sold an additional 4.3 million shares of Common Stock under the ELOC Purchase Agreement for gross proceeds of $3.4 million. From these proceeds we paid $0.1 million for accrued and unpaid dividends and an additional $0.9 million to redeem 794 Series C Preferred Shares as of November 21, 2024 for an aggregate redemption price of $1.0 million.

Conversions of Series C Preferred Stock

Subsequent to September 30, 2024 and through November 21, 2024, 3,104 shares of Series C Convertible Preferred Stock were converted into 2,322,875 shares of common stock.

Note 18 – Subsequent Events

License Agreement with Lee’s Pharmaceutical (HK) Ltd.

On January 12, 2024, we entered into a License, Development and Commercialization Agreement with Lee’s (HK) effective as of January 7, 2024, or the Lee’s (HK) License Agreement. Under the Lee’s (HK) License Agreement, we granted an exclusive license, with a right to sublicense, to develop, register, make, use, sell, offer for sale, import, distribute and otherwise commercialize products that incorporate istaroxime for intravenous administration, rostafuroxin for oral administration, and our proprietary dual-mechanism SERCA2a activators for intravenous or oral administration (collectively, the Products and each, a Product), in each case for the prevention, mitigation and/or treatment of any disease, disorder or condition in humans including acute decompensated heart failure, cardiogenic shock, and chronic use following discharge of an individual hospitalized for acute decompensated heart failure, or Field, in the People’s Republic of China, Hong Kong, Macau, Taiwan, Singapore, South Korea, Thailand, Vietnam, Brunei, Myanmar, Cambodia, East Timor, Indonesia, Laos, Malaysia, and the Philippines, or the New Licensed Territory.

Under the Lee’s (HK) License Agreement, we may receive up to $3.1 million in potential upfront pre-development, development, clinical, and regulatory milestone payments and up to $135.25 million in sales milestone payments. We are also entitled to receive a low double-digit percentage of Lee’s (HK) non-royalty sublicense income.

We are eligible to receive tiered royalties based on a percentage of Net Sales (as defined in the Lee’s (HK) License Agreement) that ranges from low single-digit to low double-digit percentages, depending on the Product. Royalties are payable on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid patent claim covering the Product in the country of sale, (ii) the expiration or revocation of any applicable regulatory exclusivity in the country of sale, and (iii) ten years after the first commercial sale of the Product in the country of sale. Thereafter, in consideration of licensed rights other than patent rights, royalties shall continue for the commercial life of each Product but at substantially reduced rates. In addition, the royalty rates are subject to reduction by as much as 50% in a given country based on generic competition in such country.

Under the Lee’s (HK) License Agreement, Lee’s (HK) will be solely and exclusively responsible for all costs and activities related to the development, manufacturing, regulatory approval and commercialization of Products in the New Licensed Territory, with the exception of certain costs in connection with filing fees payable to regulatory authorities in the New Licensed Territory relative to a Product for which we hold the applicable marketing authorization. Lee’s (HK) may sublicense its rights to its affiliates and may grant sublicenses to third-party subcontractors to perform certain activities under the Lee’s (HK) License Agreement on behalf of Lee’s (HK) or its affiliates but may not otherwise grant sublicenses to unaffiliated third parties without our prior consent. A sublicensee and a subcontractor may not be a competitor identified by us. Sublicenses granted under the Lee’s (HK) License Agreement may not include the right to further sublicense. The Lee’s (HK) License Agreement establishes a joint steering committee and a joint development committee to oversee the regional development (with us retaining final decision rights over clinical protocols) and a joint commercialization committee.

During the term of the Lee’s (HK) License Agreement, we receive an exclusive (even as to Lee’s (HK)), sublicensable license under any Lee’s (HK) and its affiliate’s intellectual property that covers a Product (including its manufacture and use) and any improvements to the licensed technology developed solely by or on behalf of Lee’s (HK) or jointly with us, to (i) develop Product in the Field to obtain or maintain regulatory approval outside of the New Licensed Territory, and (ii) use, sell, offer for sale, import, export, make, have made, distribute, warehouse, market, promote, apply for and submit applications for drug approval and reimbursement approval and otherwise commercialize Product in the Field outside of the New Licensed Territory. After the term of the Lee’s (HK) License Agreement, or in the event that we wish to obtain an exclusive license under certain patent rights during or after the term, we have the option to negotiate an exclusive royalty-bearing license under any such intellectual property, provided that such royalties shall not exceed specified low single-digit caps.

Under the Lee’s (HK) License Agreement, each party is responsible for prosecution and maintenance of its respective solely-owned patents, and the parties shall decide on a case-by-case basis the appropriate allocation of costs and control concerning matters regarding the prosecution, maintenance, defense and infringement of any jointly-owned patents. The Lee’s (HK) License Agreement provides for cooperation between the parties with respect to enforcement of patent rights. As between the parties, we have the first right to enforce patent rights against third parties at our own expense. If we decline to enforce such rights, Lee’s (HK) has the right to enforce such rights at its own expense. In the event that a third party claims that a Product used or sold by Lee’s (HK) (or its affiliate or sublicensee) is infringing on a patent in the New Licensed Territory, Lee’s (HK) is responsible for defending against such third party claim at its cost and expense, with the exception of certain counterclaims that we may bring.

The term of the Lee’s (HK) License Agreement will continue on a country-by-country basis for the commercial life of the Products. Either party may terminate the Lee’s (HK) License Agreement in the event of bankruptcy or a material breach of the Lee’s (HK) License Agreement by the other party that remains uncured for a period of sixty days (or within 30 days after delivery of a Default Notice (as defined in the Lee’s (HK) License Agreement) if such material breach is solely based on the breaching party’s failure to pay amount due under the Lee’s (HK) License Agreement). In addition, either party may terminate the Lee’s (HK) License Agreement with respect to any individual Product in a country if a regulatory authority in such country terminates, suspends or discontinues development of such Product and such termination, suspension or discontinuance persists for a period in excess of 18 months. Upon termination of the Lee’s (HK) License Agreement in its entirety or with respect to a particular Product or country, generally all related rights and licenses granted to Lee’s (HK) will terminate, all rights under our technology will revert to us, and Lee’s (HK) will cease all use of our technology, in each case in relation to the terminated Product(s) and country(ies), as applicable.

Exchange and Termination Agreement with Deerfield Management Company, L.P.

On January 24, 2024, we and affiliates of Deerfield entered into an Exchange and Termination Agreement, or the Exchange and Termination Agreement. Pursuant to the Milestone Agreement, among other things, Deerfield had the right to receive the Milestone Payments, which, if achieved, could potentially total up to $15.0 million.

Pursuant to the Exchange and Termination Agreement, Deerfield agreed to terminate its rights to receive the Milestone Payments and all related rights and obligations in respect of such Milestone Payments in exchange for (i) cash in the aggregate amount of $200,000, $100,000 of which was paid on January 24, 2024 and $100,000 of which will be paid no later than the earlier to occur of (a) January 24, 2025 and (b) us receiving a specified amount of gross proceeds from debt or equity financings occurring on or after January 24, 2024, and (ii) an aggregate of 33,793 shares of our common stock, par value $0.001 per share. The shares of the common stock were issued to Deerfield in a transaction exempt from registration pursuant Section 4(a)(2) of the Securities Act of 1933.

Contemporaneously with the execution of the Exchange and Termination Agreement, we and Deerfield entered into a Registration Rights Agreement pursuant to which we have agreed to, among other matters, register for resale with the SEC the shares of the common stock issued to Deerfield pursuant to the Exchange and Termination Agreement.

Asset Purchase Agreement with Varian Biopharmaceuticals

On April 2, 2024, we entered into the Asset Purchase Agreement with Varian. Pursuant to the Asset Purchase Agreement, we purchased all of the assets of Varian’s business associated with the Licence Agreement, including the Licence Agreement, all rights in molecules and compounds subject to the Licence Agreement, know-how and inventory of drug substance, or the Transferred Assets. We also assumed all liabilities arising on or after April 2, 2024, relating to the research, development, manufacturing, registration, commercialization, use, handling, supply, storage, import, export or other disposition or exploitation of any and all products associated with the Transferred Assets.

In consideration of the purchase of the Transferred Assets, (i) on April 2, 2024, we issued a total of 5,500 shares of our Series B Convertible Preferred Stock, par value $0.001 per share, or the Series B Preferred Stock, to certain creditors of Varian and (ii) agreed to pay up to $2.3 million in milestone payments upon the achievement of certain regulatory and clinical development milestones with our option to pay such milestone payments either in cash or our common stock.

The Asset Purchase Agreement contains customary representations and warranties, covenants, closing conditions and indemnification provisions for a transaction of this nature, including, without limitation, confidentiality and non-compete undertakings by Varian.

Series B Preferred Stock

The terms of the Series B Preferred Stock are as set forth in the Series B Certificate of Designation of Series B Preferred Stock, as filed with the Delaware Secretary of State and effective on April 3, 2024. The Series B Certificate of Designation authorizes a total of 5,500 shares of Series B Preferred Stock, or the Series B Preferred Stock, with an initial conversion price of $6.4854, or the Preferred Conversion Price, which is subject to adjustment as provided in the Series B Certificate of Designation to no lower than $1.2978. The Series B Preferred Stock has a stated value of $1,000 per share, or the Stated Value, which equal to an aggregate Stated Value of $5,500,000 as of April 2, 2024. Each share of Series B Preferred Stock is initially convertible into 155 shares of our common stock, subject to adjustment as provided in the Series B Certificate of Designation. No fractional shares will be issued upon conversion; rather any fractional share will be rounded up to the nearest whole share.

From and after April 2, 2024, each holder of a share of Series B Preferred Stock is entitled to receive dividends, or Dividends, which are computed on the basis of a 360-day year and twelve 30-day months and will increase the Stated Value of the Series B Preferred Stock on each dividend date (as defined in the Series B Certificate of Designation).

Dividends on the Series B Preferred Stock will accrue at 10.0% per annum, or the Dividend Rate, and be payable by way of inclusion of the Dividends in the Conversion Amount (as defined in the Series B Certificate of Designation) on each Conversion Date (as defined in the Series B Certificate of Designation) in accordance with the Series B Certificate of Designation or upon any redemption in accordance with the Series B Certificate of Designation or upon any required payment upon any Bankruptcy Triggering Event (as defined in the Series B Certificate of Designation). From and after the occurrence and during the continuance of any Triggering Event (as defined in the Series B Certificate of Designation), the Dividend Rate will automatically be increased to 18.0% per annum.

The Preferred Conversion Price is subject to adjustment upon the occurrence of specified events and subject to price-based adjustment in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction involving our common stock at a price below the then-applicable Preferred Conversion Price, as described in further detail in the Series B Certificate of Designation.

Securities Purchase Agreement and Convertible Notes

On April 2, 2024, we entered into the Purchase Agreement with the Buyers. Pursuant to the Purchase Agreement, we agreed to sell the Notes for $1.5 million of gross proceeds. The Notes have an initial conversion price of $6.4854, which is subject to adjustment upon the occurrence of specified events to no lower than $1.2978, subject to any stock split, stock dividend, stock combination, recapitalization or other similar transaction involving our common stock.

The Notes will be senior obligations of the Company. The Notes will accrue interest at a rate of 10.0% per annum, payable in arrears on the first calendar day of each calendar month, beginning on May 2, 2024, unless an event of default has occurred, upon which interest will accrue at 18.0% per annum. The Notes mature on January 2, 2025 unless earlier converted or redeemed (upon the satisfaction of certain conditions).

We may, subject to certain conditions, redeem all, but not less than all, of the amount then remaining under the Notes in cash at a premium of 20% of the greater of (i) the amount then outstanding under the Notes, and (ii) the equity value of our common stock underlying the Notes, which is calculated using the greatest closing sale price of our common stock on any trading day during the period commencing on the date of notice of such redemption and ending on the date we make the entire payment required pursuant to the Purchase Agreement. The Notes can also be redeemed by us under various other circumstances, such as a change of control, events of default, or at the option of the Buyer under limited circumstances, with any such redemption subject to the terms and conditions as set forth in the Notes.

The Notes contain certain conversion limitations, providing that no conversion may be made if, after giving effect to the conversion, the holder, together with any of its affiliates, would own in excess of 4.99% of our outstanding shares of common stock.

The Notes contain certain customary affirmative and negative covenants regarding the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends, distributions or redemptions and the transfer of assets, among other matters. The Notes also contain certain customary events of default, including, among other things, the failure to file and maintain an effective registration statement covering the certain registrable securities, subject to certain exceptions.

We agreed to seek stockholder approval for the issuance of all of the shares of common stock issuable upon conversion of the Notes and the Series B Preferred Stock in accordance with the rules and regulations of the Nasdaq Stock Market.

We additionally agreed that, subject to certain exceptions, without the consent of the holders holding at least a majority of our common stock underlying the Series B Preferred Stock and our common stock underlying the Notes for the period commencing on April 2, 2024 and ending on the date immediately following the 90th trading day after the Applicable Date (as defined in the Purchase Agreement), or the Restricted Period, neither we nor our subsidiaries shall directly or indirectly issue, offer, sell, grant any option or right to purchase, or otherwise dispose of (or announce any issuance, offer, sale, grant of any option or right to purchase or other disposition of) any equity security or any equity-linked or related security (including, without limitation, any equity security (as that term is defined under Rule 405 promulgated under the Securities Act of 1933, as amended), any Convertible Securities (as defined in the Purchase Agreement), any debt, any preferred stock or any purchase rights) (any such issuance, offer, sale, grant, disposition or announcement (whether occurring during the Restricted Period or at any time thereafter) is referred to as a Subsequent Placement).

Subject to the limitations described in the Purchase Agreement, for so long as the Notes are outstanding, we will be prohibited from effecting or entering into an agreement to effect any Subsequent Placement involving a Variable Rate Transaction (as defined in the Purchase Agreement). Additionally, the Purchase Agreement contains a participation right, which provides that, subject to certain exceptions, at any time on or prior to the fourth anniversary of April 2, 2024, neither we nor our subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless we comply with the notice procedures as outlined in the Purchase Agreement with respect to each Buyer, providing the opportunity for such Buyer to participate in such Subsequent Placement on a pro rata basis as described in the Purchase Agreement.